OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Contract Amounts Represent Credit Risk
Financial instruments whose contract amounts represent credit risk at December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
	(In Thousands)
Commitments to extend credit:
Commitments to originate loans	$26,170	$8,742
Undisbursed construction loans	25,107	9,193
Undisbursed home equity lines of credit	45,403	41,031
Undisbursed commercial lines of credit	60,363	59,930
Overdraft protection lines	1,230	1,221
Standby letters of credit	81	81
Total commitments	$158,354	$120,198

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2014, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2015	$1,526
2016	1,412
2017	1,253
2018	1,090
2019	1,030
Thereafter	7,466
Total	$13,777

Schedule of Future Minimum Rental Payments Receivable [Table Text Block]	At December 31, 2014, future minimum lease payments receivable for the noncancelable lease agreement is as follows:

2015	$216
2016	236
2017	234
2018	34
2019	19
Thereafter	86
Total	$825